Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000099780
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.43%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[1]
AssetsNet	$ 211,931,413
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 512,103
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

C000099781
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.89%	[2]
AssetsNet	$ 211,931,413
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 512,103
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

C000176653
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[3]
AssetsNet	$ 211,931,413
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 512,103
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

C000099783
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[4]
AssetsNet	$ 211,931,413
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 512,103
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

C000099784
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	RRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[5]
AssetsNet	$ 211,931,413
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 512,103
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.